Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 39.7%
Air Freight & Logistics - 0.4%
United Parcel Service, Inc., Class B	3,100	$ 460,753

Banks - 3.2%
Bank of America Corp.	31,500	1,194,480
JPMorgan Chase & Co.	7,150	1,432,145
US Bancorp	31,600	1,412,520

		4,039,145

Beverages - 1.5%
Coca-Cola Co.	13,300	813,694
PepsiCo, Inc.	6,100	1,067,561

		1,881,255

Capital Markets - 4.8%
BlackRock, Inc.	1,975	1,646,558
CME Group, Inc.	8,250	1,776,142
Morgan Stanley	19,600	1,845,536
Northern Trust Corp.	8,500	755,820

		6,024,056

Chemicals - 0.7%
Air Products & Chemicals, Inc.	3,650	884,286

Communications Equipment - 0.4%
Cisco Systems, Inc.	9,800	489,118

Electric Utilities - 1.5%
NextEra Energy, Inc.	28,600	1,827,826

Food Products - 0.8%
Hershey Co.	5,100	991,950

Ground Transportation - 1.2%
Union Pacific Corp.	6,250	1,537,062

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	10,400	1,182,064
Medtronic PLC	21,850	1,904,227

		3,086,291

Hotels, Restaurants & Leisure - 1.1%
McDonald’s Corp.	2,500	704,875
Starbucks Corp.	7,513	686,613

		1,391,488

Household Products - 1.4%
Colgate-Palmolive Co.	11,050	995,052
Procter & Gamble Co.	5,050	819,363

		1,814,415

Industrial Conglomerates - 1.0%
Honeywell International, Inc.	6,400	1,313,600

IT Services - 0.4%
Accenture PLC, Class A	1,575	545,911

Machinery - 1.2%
Caterpillar, Inc.	1,525	558,806
Cummins, Inc.	3,125	920,781

		1,479,587

	Shares	Value
COMMON STOCKS (continued)
Media - 1.5%
Comcast Corp., Class A	42,200	$ 1,829,370

Oil, Gas & Consumable Fuels - 3.8%
Chevron Corp.	9,600	1,514,304
ConocoPhillips	6,300	801,864
EOG Resources, Inc.	13,800	1,764,192
Exxon Mobil Corp.	6,100	709,064

		4,789,424

Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	28,300	1,534,709
Johnson & Johnson	10,000	1,581,900

		3,116,609

Professional Services - 2.2%
Automatic Data Processing, Inc.	7,300	1,823,102
Paychex, Inc.	7,200	884,160

		2,707,262

Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	3,400	672,486
Texas Instruments, Inc.	9,500	1,654,995

		2,327,481

Specialized REITs - 1.1%
American Tower Corp.	7,050	1,393,010

Specialty Retail - 2.8%
Home Depot, Inc.	5,150	1,975,540
Lowe’s Cos., Inc.	6,200	1,579,326

		3,554,866

Trading Companies & Distributors - 1.8%
Fastenal Co.	28,400	2,190,776

Total Common Stocks (Cost $43,183,629)		49,675,541

	Principal	Value
ASSET-BACKED SECURITIES - 2.9%
Carmax Auto Owner Trust
Series 2022-3, Class A4,
4.06%, 02/15/2028	$ 203,000	198,342
Chesapeake Funding II LLC
Series 2020-1A, Class A1,
0.87%, 08/15/2032 (A)	4,111	4,100
Series 2023-1A, Class A1,
5.65%, 05/15/2035 (A)	386,532	386,957
CNH Equipment Trust
Class A3,
4.81%, 08/15/2028	500,000	496,799
Dell Equipment Finance Trust
Series 2023-2, Class A2,
5.84%, 01/22/2029 (A)	191,675	191,808
Donlen Fleet Lease Funding 2 LLC
Series 2021-2, Class A2,
0.56%, 12/11/2034 (A)	24,539	24,443
Enterprise Fleet Financing LLC
Series 2022-4, Class A2,
5.76%, 10/22/2029 (A)	269,300	269,730
Series 2023-1, Class A2,
5.51%, 01/22/2029 (A)	212,155	211,974

Transamerica Series Trust	Page 1

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing III LLC
Series 2022-1A, Class A,
1.99%, 06/25/2026 (A)	$ 250,000	$ 241,068
Hertz Vehicle Financing LLC
Series 2021-1A, Class A,
1.21%, 12/26/2025 (A)	250,000	244,082
Honda Auto Receivables Owner Trust
Series 2021-3, Class A3,
0.41%, 11/18/2025	282,433	276,672
JPMorgan Chase Bank NA - CACLN
Series 2021-1, Class B,
0.88%, 09/25/2028 (A)	31,616	31,282
Series 2021-2, Class B,
0.89%, 12/26/2028 (A)	53,684	52,731
Series 2021-3, Class C,
0.86%, 02/26/2029 (A)	75,710	73,428
LAD Auto Receivables Trust
Series 2023-2A, Class A2,
5.93%, 06/15/2027 (A)	157,001	157,150
Santander Revolving Auto Loan Trust
Series 2019-A, Class C,
3.00%, 01/26/2032 (A)	350,000	342,057
Towd Point HE Trust
Series 2021-HE1, Class A1,
0.92% (B), 02/25/2063 (A)	94,867	90,812
Towd Point Mortgage Trust
Series 2024-CES1, Class A1A,
5.85% (B), 01/25/2064 (A)	293,880	294,019

Total Asset-Backed Securities (Cost $3,608,795)		3,587,454

CORPORATE DEBT SECURITIES - 18.3%
Aerospace & Defense - 0.2%
BAE Systems PLC
5.30%, 03/26/2034 (A)	250,000	251,380

Banks - 4.4%
Bank of America Corp.
Fixed until 06/14/2028, 2.09% (B), 06/14/2029	300,000	265,333
Fixed until 03/08/2032, 3.85% (B), 03/08/2037	250,000	221,117
Citigroup, Inc.
Fixed until 05/24/2032, 4.91% (B), 05/24/2033	200,000	192,818
Fifth Third Bancorp
2.55%, 05/05/2027	225,000	207,524
Fixed until 04/25/2032, 4.34% (B), 04/25/2033	200,000	182,632
Fixed until 07/27/2028, 6.34% (B), 07/27/2029	100,000	103,125
Goldman Sachs Group, Inc.
Fixed until 10/21/2026, 1.95% (B), 10/21/2027	500,000	459,899
Huntington Bancshares, Inc.
Fixed until 08/15/2031, 2.49% (B), 08/15/2036	300,000	228,691
Huntington National Bank
Fixed until 05/16/2024, 4.01% (B), 05/16/2025	250,000	249,064

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 01/23/2034, 5.34% (B), 01/23/2035	$ 250,000	$ 251,150
Mitsubishi UFJ Financial Group, Inc.
Fixed until 02/22/2030, 5.48% (B), 02/22/2031	250,000	254,461
Morgan Stanley
Fixed until 01/18/2034, 5.47% (B), 01/18/2035 (C)	250,000	252,466
Fixed until 01/19/2033, 5.95% (B), 01/19/2038	100,000	99,776
PNC Bank NA
2.70%, 10/22/2029	125,000	108,550
PNC Financial Services Group, Inc.
Fixed until 10/20/2033, 6.88% (B), 10/20/2034	250,000	273,971
Regions Financial Corp.
1.80%, 08/12/2028	250,000	215,565
Royal Bank of Canada
5.15%, 02/01/2034	175,000	175,233
State Street Corp.
Fixed until 11/01/2029, 3.03% (B), 11/01/2034	125,000	111,079
Toronto-Dominion Bank
4.46%, 06/08/2032	250,000	239,289
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	200,000	192,572
Fixed until 06/08/2033, 5.87% (B), 06/08/2034	300,000	303,743
UBS Group AG
Fixed until 08/05/2026, 4.70% (B), 08/05/2027 (A)	200,000	196,303
US Bancorp
Fixed until 02/01/2033, 4.84% (B), 02/01/2034	225,000	213,915
Fixed until 01/23/2029, 5.38% (B), 01/23/2030	125,000	125,590
Wells Fargo & Co.
Fixed until 01/22/2029, 5.20% (B), 01/23/2030	125,000	124,766
Fixed until 07/25/2028, 5.57% (B), 07/25/2029	250,000	253,033

		5,501,665

Beverages - 0.1%
Keurig Dr. Pepper, Inc.
3.80%, 05/01/2050	200,000	153,335

Biotechnology - 0.2%
Amgen, Inc.
5.65%, 03/02/2053	75,000	76,575
Royalty Pharma PLC
2.20%, 09/02/2030	200,000	166,290

		242,865

Building Products - 0.4%
Carrier Global Corp.
3.58%, 04/05/2050	100,000	74,518
6.20%, 03/15/2054	200,000	220,886

Transamerica Series Trust	Page 2

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Lowe’s Cos., Inc.
3.00%, 10/15/2050	$ 300,000	$ 196,919

		492,323

Capital Markets - 0.5%
Goldman Sachs BDC, Inc.
2.88%, 01/15/2026	200,000	190,512
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	250,000	206,155
KKR Group Finance Co. VIII LLC
3.50%, 08/25/2050 (A)	250,000	175,878

		572,545

Chemicals - 0.3%
LYB International Finance III LLC
3.63%, 04/01/2051	200,000	141,344
Nutrien Ltd.
5.80%, 03/27/2053	250,000	255,300

		396,644

Commercial Services & Supplies - 0.4%
Quanta Services, Inc.
2.90%, 10/01/2030	300,000	262,501
Textron, Inc.
2.45%, 03/15/2031	250,000	210,637

		473,138

Construction Materials - 0.2%
Vulcan Materials Co.
3.50%, 06/01/2030	275,000	252,202

Consumer Finance - 0.7%
American Express Co.
Fixed until 10/30/2030, 6.49% (B), 10/30/2031	250,000	268,006
Capital One Financial Corp.
Fixed until 05/10/2027, 4.93% (B), 05/10/2028	200,000	196,937
Fixed until 06/08/2028, 6.31% (B), 06/08/2029	200,000	205,783
Synchrony Financial
3.70%, 08/04/2026	100,000	95,042
Western Union Co.
2.85%, 01/10/2025	150,000	146,663

		912,431

Consumer Staples Distribution & Retail - 0.3%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	325,000	261,184
2.50%, 02/10/2041 (A)	250,000	168,739

		429,923

Containers & Packaging - 0.1%
WRKCo, Inc.
3.90%, 06/01/2028	125,000	119,226

Diversified REITs - 0.1%
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	200,000	168,490

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.3%
AT&T, Inc.
2.25%, 02/01/2032	$ 300,000	$ 244,021
4.75%, 05/15/2046	75,000	67,239

		311,260

Electric Utilities - 1.0%
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	200,000	160,255
DTE Electric Co.
5.40%, 04/01/2053 (C)	250,000	252,464
Duke Energy Corp.
3.75%, 09/01/2046	250,000	189,078
Interstate Power & Light Co.
3.50%, 09/30/2049	225,000	162,622
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	400,000	354,039
PECO Energy Co.
3.05%, 03/15/2051	250,000	170,733

		1,289,191

Electronic Equipment, Instruments & Components - 0.1%
Vontier Corp.
1.80%, 04/01/2026	200,000	185,708

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	292,000	281,531

Financial Services - 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	350,000	326,841
4.63%, 10/15/2027	250,000	243,829
Air Lease Corp.
2.88%, 01/15/2026	250,000	239,099
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	350,000	326,157

		1,135,926

Food Products - 0.4%
J M Smucker Co.
6.20%, 11/15/2033	250,000	266,582
Mars, Inc.
2.38%, 07/16/2040 (A)	350,000	244,349

		510,931

Health Care Providers & Services - 0.8%
Cigna Group
4.38%, 10/15/2028	50,000	48,812
4.90%, 12/15/2048	100,000	91,214
CVS Health Corp.
5.13%, 07/20/2045	250,000	230,618
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (A)	350,000	294,856
Humana, Inc.
5.38%, 04/15/2031	150,000	150,140
UnitedHealth Group, Inc.
3.70%, 08/15/2049	250,000	196,379

		1,012,019

Transamerica Series Trust	Page 3

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care REITs - 0.3%
Healthpeak OP LLC
3.25%, 07/15/2026	$ 150,000	$ 143,449
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	225,000	192,175

		335,624

Health Care Technology - 0.2%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	250,000	250,890

Insurance - 1.5%
Aflac, Inc.
4.75%, 01/15/2049	250,000	228,742
American International Group, Inc.
4.75%, 04/01/2048	100,000	92,363
Aon North America, Inc.
5.45%, 03/01/2034	200,000	202,260
Athene Holding Ltd.
6.25%, 04/01/2054	125,000	126,739
Belrose Funding Trust
2.33%, 08/15/2030 (A)	250,000	201,002
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	200,000	162,070
Empower Finance 2020 LP
3.08%, 09/17/2051 (A)	350,000	235,547
Five Corners Funding Trust II
2.85%, 05/15/2030 (A)	250,000	219,269
Liberty Mutual Group, Inc.
3.95%, 05/15/2060 (A)	100,000	72,654
Old Republic International Corp.
3.85%, 06/11/2051	250,000	180,768
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050 (A)	200,000	140,531

		1,861,945

Machinery - 0.2%
Nordson Corp.
5.80%, 09/15/2033	250,000	260,594

Oil, Gas & Consumable Fuels - 2.2%
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	250,000	223,503
Enbridge, Inc.
5.70%, 03/08/2033	125,000	127,975
Energy Transfer LP
5.25%, 04/15/2029	100,000	100,134
6.55%, 12/01/2033	250,000	267,970
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	194,187
Kinder Morgan, Inc.
5.55%, 06/01/2045	350,000	334,445
Marathon Petroleum Corp.
3.80%, 04/01/2028	175,000	167,986
4.70%, 05/01/2025	200,000	198,335
MPLX LP
2.65%, 08/15/2030	400,000	343,694
Phillips 66
4.65%, 11/15/2034	100,000	95,344
Valero Energy Corp.
4.00%, 06/01/2052	100,000	76,940
6.63%, 06/15/2037	250,000	272,712
Valero Energy Partners LP
4.50%, 03/15/2028	400,000	392,708

		2,795,933

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Passenger Airlines - 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	$ 250,000	$ 244,565

Pharmaceuticals - 0.4%
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/2053	450,000	448,553

Retail REITs - 0.2%
Realty Income Corp.
4.85%, 03/15/2030	200,000	197,833

Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc.
3.19%, 11/15/2036 (A)	9,000	7,172
Intel Corp.
3.73%, 12/08/2047	400,000	311,010

		318,182

Software - 0.7%
Fiserv, Inc.
3.50%, 07/01/2029	200,000	186,230
Intuit, Inc.
5.20%, 09/15/2033	100,000	101,804
Oracle Corp.
3.95%, 03/25/2051	250,000	190,866
Salesforce, Inc.
2.90%, 07/15/2051	250,000	168,721
VMware LLC
2.20%, 08/15/2031	250,000	203,613

		851,234

Specialized REITs - 0.1%
Weyerhaeuser Co.
3.38%, 03/09/2033	200,000	174,864

Specialty Retail - 0.1%
Tractor Supply Co.
5.25%, 05/15/2033	100,000	100,651

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC/EMC Corp.
3.45%, 12/15/2051	250,000	175,349
8.35%, 07/15/2046	19,000	24,535
HP, Inc.
2.65%, 06/17/2031	250,000	211,919

		411,803

Total Corporate Debt Securities (Cost $25,382,305)		22,945,404

MORTGAGE-BACKED SECURITIES - 2.1%
Bunker Hill Loan Depositary Trust
Series 2020-1, Class A1,
1.72% (B), 02/25/2055 (A)	83,731	79,858
CIM Trust
Series 2021-J2, Class A4,
2.50% (B), 04/25/2051 (A)	279,183	244,006
GCAT Trust
Series 2021-NQM1, Class A1,
0.87% (B), 01/25/2066 (A)	144,604	121,235
GS Mortgage-Backed Securities Corp. Trust
Series 2020-PJ6, Class A2,
2.50% (B), 05/25/2051 (A)	157,351	127,415

Transamerica Series Trust	Page 4

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust
Series 2021-1, Class A3,
2.50% (B), 06/25/2051 (A)	$ 455,927	$ 365,775
Series 2021-3, Class A3,
2.50% (B), 07/25/2051 (A)	210,216	168,649
Series 2021-6, Class A4,
2.50% (B), 10/25/2051 (A)	565,548	494,132
JPMorgan Wealth Management
Series 2020-ATR1, Class A3,
3.00% (B), 02/25/2050 (A)	104,847	89,937
PSMC Trust
Series 2021-1, Class A11,
2.50% (B), 03/25/2051 (A)	329,107	286,288
RCKT Mortgage Trust
Series 2021-6, Class A5,
2.50% (B), 12/25/2051 (A)	327,683	283,177
Sequoia Mortgage Trust
Series 2013-7, Class A2,
3.00% (B), 06/25/2043	202,222	176,031
Wells Fargo Mortgage-Backed Securities Trust
Series 2021-INV2, Class A2,
2.50% (B), 09/25/2051 (A)	200,561	160,903

Total Mortgage-Backed Securities (Cost $3,124,618)		2,597,406

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
Massachusetts - 0.0% (D)
University of Massachusetts Building Authority, Revenue Bonds,
6.57%, 05/01/2039	35,000	35,032

Oregon - 0.2%
Hillsboro School District No. 1J, General Obligation Limited,
4.36%, 06/30/2034	200,000	192,346

Total Municipal Government Obligations (Cost $236,870)		227,378

U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.3%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2041 - 12/01/2051	1,636,814	1,355,982
2.50%, 02/01/2032 - 01/01/2052	2,564,272	2,194,474
3.00%, 09/01/2042 - 08/01/2052	1,835,214	1,618,561
3.50%, 11/01/2040 - 05/01/2052	1,990,614	1,806,101
4.00%, 04/01/2033 - 03/01/2047	170,655	164,724
4.50%, 02/01/2025 - 12/01/2052	482,733	469,026
5.00%, 11/01/2052 - 02/01/2053	2,134,468	2,085,911
5.50%, 01/01/2037 - 02/01/2054	1,565,463	1,566,220
6.00%, 09/01/2053	666,925	675,923
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.98%, 11/25/2025	178,493	174,658
3.12%, 06/25/2027	750,000	716,589
3.35%, 01/25/2028	400,000	382,696
Federal Home Loan Mortgage Corp. REMICS
5.00%, 07/15/2036	71,490	70,773
Federal Home Loan Mortgage Corp. STACR REMICS Trust
1-Month SOFR Average + 0.75%, 6.07% (B), 10/25/2033 (A)	51,192	51,161
Federal National Mortgage Association
2.50%, 06/01/2031 - 04/01/2052	3,446,774	2,979,162

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.00%, 12/01/2028 - 01/01/2049	$ 2,198,921	$ 1,994,317
3.10% (B), 07/25/2024	154,075	152,705
3.15% (B), 11/25/2027	424,486	403,353
3.50%, 12/01/2031 - 08/01/2052	2,372,245	2,160,104
4.00%, 02/01/2035 - 05/01/2052	3,039,729	2,840,629
4.50%, 05/01/2038 - 07/01/2053	2,116,732	2,045,462
5.00%, 10/01/2052 - 12/01/2052	1,337,781	1,307,212
5.50%, 10/01/2052 - 09/01/2053	719,789	719,467
Federal National Mortgage Association REMICS
1.38%, 09/25/2027	226,272	213,791
3.50%, 04/25/2031	108,475	104,333
FREMF Mortgage Trust
3.56% (B), 03/25/2053 (A)	250,000	226,994
3.72% (B), 01/25/2048 (A)	410,000	402,089
3.83% (B), 11/25/2047 (A)	180,000	177,398
Government National Mortgage Association
3.50%, 12/15/2042	32,371	30,174
4.00%, 12/15/2039	4,047	3,856
4.50%, 08/15/2040	1,649	1,621

Total U.S. Government Agency Obligations (Cost $30,976,703)		29,095,466

U.S. GOVERNMENT OBLIGATIONS - 12.6%
U.S. Treasury - 12.6%
U.S. Treasury Bonds
2.00%, 02/15/2050	700,000	439,332
2.50%, 02/15/2045	750,000	549,316
2.75%, 08/15/2042 - 11/15/2042	1,800,000	1,413,165
3.00%, 05/15/2047	750,000	590,156
3.75%, 08/15/2041	250,000	230,479
4.13%, 08/15/2053	975,000	938,742
4.38%, 05/15/2041	500,000	499,785
U.S. Treasury Notes
2.00%, 08/15/2025	1,000,000	962,578
2.38%, 05/15/2027	1,725,000	1,623,926
2.63%, 02/15/2029	2,500,000	2,323,730
2.88%, 05/15/2028	2,250,000	2,130,293
3.88%, 11/30/2029	1,000,000	982,578
4.00%, 02/29/2028 - 02/15/2034	2,065,000	2,038,968
4.13%, 11/15/2032	250,000	248,506
4.63%, 09/30/2028	800,000	811,969

Total U.S. Government Obligations (Cost $17,388,781)		15,783,523

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.29% (E)	257,498	257,498

Total Other Investment Company (Cost $257,498)		257,498

Transamerica Series Trust	Page 5

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.7%

Fixed Income Clearing Corp., 2.50% (E), dated 03/28/2024, to be repurchased at $914,296 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2025, and with a value of $932,325.

$ 914,042	$ 914,042

Total Repurchase Agreement (Cost $914,042)	914,042

Total Investments (Cost $125,073,241)	125,083,712
Net Other Assets (Liabilities) - 0.0% (D)	54,920

Net Assets - 100.0%	$ 125,138,632

Transamerica Series Trust	Page 6

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$49,675,541	$—	$—	$49,675,541
Asset- Backed Securities	—	3,587,454	—	3,587,454
Corporate Debt Securities	—	22,945,404	—	22,945,404
Mortgage- Backed Securities	—	2,597,406	—	2,597,406
Municipal Government Obligations	—	227,378	—	227,378
U.S. Government Agency Obligations	—	29,095,466	—	29,095,466
U.S. Government Obligations	—	15,783,523	—	15,783,523
Other Investment Company	257,498	—	—	257,498
Repurchase Agreement	—	914,042	—	914,042

Total Investments	$49,933,039	$75,150,673	$—	$125,083,712

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the total value of 144A securities is $9,215,775, representing 7.4% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $508,056, collateralized by cash collateral of $257,498 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $261,203. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rates disclosed reflect the yields at March 31, 2024.
(F)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk

Transamerica Series Trust	Page 7

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Madison Diversified Income VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Series Trust	Page 8

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 9